Stock-Based Compensation Plans - Narrative (Details) shares in Millions	12 Months Ended
Dec. 31, 2021 shares
Performance Shares [Member]
Common Stock Narrative Information [Line Items]
Percentage to be settled as common stock	50.00%
Percentage to be settled as cash	50.00%
Percentage to be settled as cash if ownership requirements are met	100.00%
Vesting period	3 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Common Stock Narrative Information [Line Items]
Requisite service period	3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Common Stock Narrative Information [Line Items]
Requisite service period	5 years
LTIP [Member]
Common Stock Narrative Information [Line Items]
Shares authorized	33